Stock Options and Warrants (Details) - Successor - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Mar. 31, 2017
Shares Authorized Under 2007 Plan	65,000		65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	47,500
Shares Authorized Under 2008 Plan	125,000
Shares Granted Under 2008 Plan	42,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 0	$ 0	$ 0	$ 0